Equity (Details) - Schedule of Number of Ordinary Shares Upon Exercise - Warrants [Member] - $ / shares	Jun. 30, 2023	Jun. 30, 2022
Equity (Details) - Schedule of Number of Ordinary Shares Upon Exercise [Line Items]
Number of Warrants Outstanding beginning balance		202,251
Weighted average exercise price Outstanding beginning balance		$ 23.31
Number of Warrants Outstanding ending balance	202,251
Weighted average exercise price Outstanding ending balance	$ 23.31